SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended				12 Months Ended
	Apr. 30, 2025	Aug. 31, 2020	Jun. 30, 2013	May 31, 2008	Dec. 31, 2025	Dec. 31, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value					$ 1.74	$ 1.15
Total intrinsic value of options exercised					$ 4	$ 12
Non-vested share-based compensation arrangements, unrecognized compensation costs					$ 448
Unrecognized compensation cost, weighted-average recognition period					3 years
2010 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total pool authorized			500,000
2010 Plan [Member] | Extended Term [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Plan term		5 years	10 years
Total pool authorized		1,200,000
2003 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total pool authorized	250,000			1,250,000
2004 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant					232,334